Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

(12) Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.